Financial Liabilities at Amortised Cost (Details) - Schedule of time deposits and other time liabilities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deposits and other demand liabilities
Deposits and other demand liabilities	$ 14,086,226	$ 17,900,938
Time deposits and other time liabilities
Time deposits and other time liabilities	12,978,790	10,131,055
Obligations under repurchase agreements
Obligations under repurchase agreements	315,355	86,634
Interbank borrowings
Interbank borrowings	8,864,765	8,826,583
Issue debt instruments
Issue debt instruments	7,165,893	6,935,423
Other financial liabilities
Other financial liabilities	292,995	182,907
Total	43,704,024	44,063,540
Checking accounts [Member]
Deposits and other demand liabilities
Deposits and other demand liabilities	11,711,969	14,385,633
Demand accounts [Member]
Deposits and other demand liabilities
Deposits and other demand liabilities	630,807	1,155,891
Other demand deposits [Member]
Deposits and other demand liabilities
Deposits and other demand liabilities	379,331	607,718
Obligation related to payments cards provision [Member]
Deposits and other demand liabilities
Deposits and other demand liabilities	6,758	9,624
Other demand liabilities [Member]
Deposits and other demand liabilities
Deposits and other demand liabilities	1,357,361	1,742,072
Time deposits [Member]
Time deposits and other time liabilities
Time deposits and other time liabilities	12,779,206	9,926,507
Time savings account [Member]
Time deposits and other time liabilities
Time deposits and other time liabilities	191,257	195,570
Other time liabilities [Member][
Time deposits and other time liabilities
Time deposits and other time liabilities	8,327	8,978
Operation with foreign banks [Member]
Obligations under repurchase agreements
Obligations under repurchase agreements	103,425
Operation with other Chilean entities [Member]
Obligations under repurchase agreements
Obligations under repurchase agreements	211,930	86,634
Loans from chilean financial institutions [Member]
Interbank borrowings
Interbank borrowings	41,317	1,226
Loans from foreign financial institutions [Member]
Interbank borrowings
Interbank borrowings	3,239,358	3,213,918
Loans from Chilean Central Bank [Member]
Interbank borrowings
Interbank borrowings	5,584,090	5,611,439
Mortgage Finance Bonds [Member]
Issue debt instruments
Issue debt instruments	3,798	7,479
Senior Bonds [Member]
Issue debt instruments
Issue debt instruments	7,080,472	6,846,834
Mortgage Bonds [Member]
Issue debt instruments
Issue debt instruments	81,623	81,110
Other Domestic Obligations [Member]
Other financial liabilities
Other financial liabilities	292,417	182,737
Foreign obligations [Member]
Other financial liabilities
Other financial liabilities	$ 578	$ 170